RESTRUCTURING COSTS (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)
Subclassifications of assets, liabilities and equities [abstract]
Expenses	$ 1,426,487	$ 1,426,487
Payments	(714,865)
Restructuring Costs, Liability	$ 711,622	$ 711,622